Information concerning the Group's Consolidated Operations	6 Months Ended
Jun. 30, 2024
Text block1 [abstract]
Information concerning the Group's Consolidated Operations

Note 4. Information concerning the Group’s Consolidated Operations

4.1 Revenues and other income

4.1.1 For the six-month period ended June 30

Revenues by nature

	For the six-month period ended June 30,
	2023	2024
	$ in thousands
Collaboration agreements	-	12,249
Licenses	264	297
Products & services	53	44
Total revenues	317	12,589

Revenues by country of origin and other income

	For the six-month period ended June 30,
	2023	2024
	$ in thousands
From France	317	12,589
From USA	-	-
Revenues	317	12,589
Research tax credit	4,391	3,336
Subsidies and other	851	76
Other income	5,242	3,412
Total revenues and other income	5,560	16,002

Revenues of $12.6 million in the six-month period ended June 30, 2024 reflect mainly the $6.8 million recognized in 2024 in connection with our performance obligation rendered under the first Research Plan agreed under the AZ JRCA with AZ Ireland and $5.4 million under the Servier License Agreement in connection with the ALPHA2 clinical trial in CLL, while any recognition of revenue from collaboration agreements for the six-month period ended June 30, 2023 were immaterial.

Revenue recognized in respect of the first Research Plan with AZ Ireland has been estimated in accordance with the provisions set out in Note 2.4. We have estimated the progress of our performance obligation on the basis of costs incurred to date compared with total budgeted costs for the first Research Plan. We applied the percentage of completion thus obtained to the total transaction price allocated to this Research Plan, excluding variable remuneration for which it is not highly probable that a significant reversal will not occur. As of June 30, 2024 the transaction price allocated to this Research Plan excluding variable remuneration for which it is not highly probable that a significant reversal will not occur corresponds to the development milestone already achieved, the amount of rechargeable costs in accordance with the agreement, and the share of upfront payments allocated to this Research Plan.

The decrease in other income of $1.8 million between the six-month periods ended June 30, 2023 and 2024 reflects a decrease of research tax credit of $1.1 million due to a decrease of eligible expenses, and the recognition in the six-month period ended June 30, 2023 of $0.7 million representing the portion of an initial payment from Bpifrance ("BPI") corresponding to a grant pursuant to our grant and repayable advance agreement with BPI, which was signed in March 2023.

Revenues related to licenses include royalties received under our various license agreements.

4.1.2 For the three-month period ended June 30

Revenues by nature

	For the three-month period ended June 30,
	2023	2024
	$ in thousands
Collaboration agreements	-	7,815
Licenses	157	209
Products & services	22	37
Total revenues	178	8,061

Revenues by country of origin and other income

	For the three-month period ended June 30,
	2023	2024
	$ in thousands
From France	178	8,061
From USA	-	-
Revenues	178	8,061
Research tax credit	1,275	1,404
Subsidies and other	547	38
Other income	1,823	1,442
Total revenues and other income	2,001	9,504

The Company recognized $7.8 million of revenue from collaboration agreements for the three-month period ended June 30, 2024, while any recognition of revenue from collaboration agreements for the three-month period ended June 30, 2023 were immaterial.

The decrease in other income of $0.4 million between the three-month periods ended June 30, 2023 and 2024 reflects an increase of research tax credit of $0.1 million due to an increase of eligible expenses, and the recognition in the three-month period ended June 30, 2023 of $0.5 million representing the portion of an initial payment from Bpifrance ("BPI") corresponding to a grant pursuant to our grant and repayable advance agreement with BPI, which was signed in March 2023.

Revenues related to licenses include royalties received under our various license agreements.

4.2 Operating expenses

4.2.1 For the six-month period ended June 30

	For the six-month period ended June 30,
Research and development expenses	2023	2024

Wages and salaries	(17,520)	(17,567)
Social charges on stock option grants	(181)	(268)
Non-cash stock-based compensation expense	(2,289)	(1,320)
Personnel expenses	(19,990)	(19,155)
Purchases and external expenses	(15,009)	(17,200)
Other	(8,616)	(9,487)
Total research and development expenses	(43,614)	(45,841)

	For the six-month period ended June 30,
Selling, general and administrative expenses	2023	2024

Wages and salaries	(2,983)	(3,335)
Social charges on stock option grants	(81)	(96)
Non-cash stock-based compensation expense	(977)	(397)
Personnel expenses	(4,041)	(3,829)
Purchases and external expenses	(3,426)	(3,875)
Other	(1,447)	(1,282)
Total selling, general and administrative expenses	(8,914)	(8,986)

	For the six-month period ended June 30,
Personnel expenses	2023	2024

Wages and salaries	(20,503)	(20,902)
Social charges on stock option grants	(263)	(364)
Non-cash stock-based compensation expense	(3,265)	(1,717)
Total personnel expenses	(24,031)	(22,983)

	For the six-month period ended June 30,
	2023	2024

Other operating income (expenses)	(83)	721

The Group has decided to revise the presentation of the operating expenses and the comparative information accordingly.

The increase in total operating expenses of $1.5 million from the six-month period ended June 30, 2023 to the six-month period ended June 30, 2024 resulted primarily from (i) an increase of $3.3 million in purchases, external expenses and other, (ii) an increase of $0.4 million in wages and (iii) a $0.1 million increase in social charges on stock option grants expenses, partially offset by (i) a $1.5 million decrease in non-cash stock-based compensation expense and (ii) a decrease of net other operating expenses of $0.8 million.

4.2. 2 For the three-month period ended June 30

	For the three-month period ended June 30,
Research and development expenses	2023	2024

Wages and salaries	(8,463)	(8,315)
Social charges on stock option grants	(47)	(72)
Non-cash stock-based compensation expense	(1,186)	(738)
Personnel expenses	(9,696)	(9,125)
Purchases and external expenses	(8,352)	(9,591)
Other	(4,152)	(4,802)
Total research and development expenses	(22,200)	(23,518)

	For the three-month period ended June 30,
Selling, general and administrative expenses	2023	2024

Wages and salaries	(1,480)	(1,591)
Social charges on stock option grants	(7)	(10)
Non-cash stock-based compensation expense	(460)	(92)
Personnel expenses	(1,947)	(1,694)
Purchases and external expenses	(1,284)	(1,530)
Other	(719)	(658)
Total selling, general and administrative expenses	(3,950)	(3,882)

	For the three-month period ended June 30,
Personnel expenses	2023	2024

Wages and salaries	(9,943)	(9,905)
Social charges on stock option grants	(54)	(83)
Non-cash stock-based compensation expense	(1,646)	(830)
Total personnel expenses	(11,643)	(10,818)

	For the three-month period ended June 30,
	2023	2024

Other operating income (expenses)	528	686

The increase in total operating expenses of $1.1 million from the three-month period ended June 30, 2023 to the three-month period ended June 30, 2024 resulted primarily from an increase of $2.1 million in purchases, external expenses and other, partially offset by (i) a $0.8 million decrease in non-cash stock-based compensation expense and (ii) a decrease of net other operating expenses of $0.2 million.

4.3 Reportable segments

Accounting policies

Reportable segments are identified as components of the Group that have discrete financial information available for evaluation by the Chief Operating Decision Maker (“CODM”), for purposes of performance assessment and resource allocation.

For the six-month period ended June 30, 2024, Cellectis’ CODM is composed of:

•
The Chief Executive Officer;
•
The Executive Vice President CMC and Manufacturing;
•
The Senior Vice President of US Manufacturing;
•
The Chief Scientific Officer;
•
The interim Chief Financial Officer and Chief Business Officer;
•
The General Counsel;
•
The Chief Regulatory & Pharmaceutical Compliance Officer;
•
The Chief Medical Officer; and
•
The Chief Human Resources Officer.

Until May 31, 2023, we viewed our operations and managed our business in two operating and reportable segments that were engaged in the following activities:

•
Therapeutics: This segment is focused on the development of (i) gene-edited allogeneic Chimeric Antigen Receptor T-cells product candidates (UCART) in the field of immuno-oncology (UCART) and (ii) gene-edited hematopoetic stem and progenitor cells (HSPC) product candidates in other therapeutic indications. These approaches are based on our core proprietary technologies. All these activities are supported by Cellectis S.A., Cellectis, Inc. and Cellectis Biologics, Inc. The operations of Cellectis S.A., the parent company, are presented entirely in the Therapeutics segment which also comprises research and development, management and support functions.
•
Plants: This segment focused on using Calyxt’s proprietary PlantSpringTM technology platform to engineer plant metabolism to produce innovative, high-value, and sustainable materials and products for use in helping customers meet their sustainability targets and financial goals. Calyxt contemplated delivering its diversified product offerings primarily through its proprietary BioFactory™ production system. This segment corresponded to the activity of Calyxt. As of May 31, 2023, immediately prior the consummation of the Merger, we owned a 48.0% equity interest in Calyxt. This segment is only related to assets held for sale until May 31, 2023. This segment was presented as discontinued operations for the six-month period ended June 30, 2023.

As from June 1, 2023 and the deconsolidation of Calyxt, we view our operations and manage our business in a single operating and reportable segment corresponding to the Therapeutics segment.

4.4 Financial income and expenses

4.4.1 For the six-month period ended June 30

	For the six-month period ended June 30,
Financial income and expenses	2023 *	2024

Income from cash, cash equivalents and financial assets	1,441	4,687
Foreign exchange gains	9,248	5,754
Gain on fair value measurement	593	18,966
Other financial income	(67)	-
Financial income	11,215	29,407
Interest on financial liabilities	(690)	(2,270)
Foreign exchange losses	(2,278)	(3,031)
Loss on fair value measurement	(16,931)	(4,730)
Interest on lease liabilities	(1,561)	(1,352)
Other financial expenses	(1)	-
Financial expenses	(21,461)	(11,384)
Net financial gain (loss)	(10,246)	18,023

* These amounts reflect Calyxt's adjustments as presented in our 2023 20F (Note 3)

The increase in financial income of $18.2 million between the six-month periods ended June 30, 2023 and 2024 was mainly attributable to an increase in gain from our financial investments of $3.2 million, a $14.3 million gain in change in fair value of SIA derivative instrument, a $4.3 million gain in change in fair value of European Investment Bank ("EIB") tranche A and B warrants and a decrease in the foreign exchange gain of $3.5 million (from a $9.2 million gain in 2023 to a $5.8 million gain in 2024).

The decrease in financial expenses of $10.1 million between the six-month periods ended June 30, 2023 and 2024 is mainly attributable to a decrease in the loss of $5.5 million in change in fair value of our investment in Cibus, a $0.2 million decrease in interest on lease liabilities, a loss in fair value measurement on Cytovia convertible note recognized in the six months period ended June 30, 2023 of $6.8 million partially offset by an interest on EIB loan of $1.3 million, an increase in BPI research tax credit prefinancing interest of $0.1 million and a $0.7 million increase in foreign exchange loss (from a $2.3 million loss in 2023 to a $3.0 million loss in 2024).

4.4.2 For the three-month period ended June 30

	For the three-month period ended June 30,
Financial income and expenses	2023 *	2024

Income from cash, cash equivalents and financial assets	761	2,771
Foreign exchange gains	9,216	2,230
Gain on fair value measurement	531	3,395
Other financial income	(67)	-
Financial income	10,440	8,395
Interest on financial liabilities	(573)	(1,170)
Foreign exchange losses	(1,289)	(1,704)
Loss on fair value measurement	(13,595)	(13,110)
Interest on lease liabilities	(774)	(663)
Other financial expenses	(53)	-
Financial expenses	(16,284)	(16,646)
Net financial gain (loss)	(5,844)	(8,251)

* These amounts reflect Calyxt's adjustments as presented in our 2023 20F (Note 3)

The decrease in financial income of $2.0 million between the three-month periods ended June 30, 2023 and 2024 was mainly attributable to a decrease in the foreign exchange gain of $7.0 million (from a $9.2 million gain in 2023 to a $2.2 million gain in 2024), partially offset by a $2.9 million increase in gain on fair value of European Investment Bank ("EIB") tranche A and B warrants and an increase in gain from our financial investments of $2.0 million.

The increase in financial expenses of $0.4 million between the three-month periods ended June 30, 2023 and 2024 is mainly attributable to an increase on EIB loan interest for $0.6 million, $0.4 million increase in foreign exchange loss (from a $1.3 million loss in 2023 to a $1.7 million loss in 2024), partially offset by $0.1 million decrease in interest on lease liabilities, and $0.5 million in change on fair value measurement. It include a decrease in the loss of $4.2 million in change in fair value of our investment in Cibus, a loss in fair value measurement on Cytovia convertible note recognized in the three months period ended June 30, 2023 of $3.5 million and a decrease in the gain of $7.0 million in change of fair value of SIA derivative instrument.

4.5 Income tax

4.5.1 For the six-month period ended June 30

	For the six-month period ended June 30,		% change
	2023	2024	2024 vs 2023
Income tax	(258)	455	-276.2%

The effective tax rate for the six-month period ended June 30 is calculated by applying the estimated effective tax rate for the fiscal year to pre-tax net income or loss for the six-month period ended June 30.

The effective income tax rate for the six-month period ended June 30, 2024 is +2.3% based on a pre-tax net loss of $20.1 million, compared with -0.5% for the six-month period ended June 30, 2023. This positive effective tax rate for the six-month period ended June 30, 2024 is due to the inclusion in the estimated effective tax rate for the fiscal year 2024 of a deferred tax income related to the recognition of deferred tax assets on federal R&D tax credits in the United States, which had not previously been recognized. The Group now considers that it has sufficient certainty as to the recoverability of these deferred tax assets.

4.5.2 For the three-month period ended June 30

	For the three-month period ended June 30,		% change
	2023	2024	2024 vs 2023
Income tax	(258)	193	-174.7%

The effective tax rate for the three-month period ended June 30 is calculated by applying the estimated effective tax rate for the fiscal year to pre-tax net income or loss for the three-month period ended June 30.

The effective income tax rate for the three-month period ended June 30, 2024 is +0.8% based on a pre-tax net loss of $25.5 million, compared with -1.6% for the three-month period ended June 30, 2023. This positive effective tax rate for the three-month period ended June 30, 2024 is due to the inclusion in the estimated effective tax rate for the fiscal year 2024 of a deferred tax income related to the recognition of deferred tax assets on federal R&D tax credits in the United States, which had not previously been recognized. The Group now considers that it has sufficient certainty as to the recoverability of these deferred tax assets.